Financial Liabilities and Lease Debts - Additional Information (Detail) € / shares in Units, $ in Thousands													1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 30, 2026	Dec. 18, 2024 EUR (€)	Dec. 06, 2024 USD ($)	Jan. 25, 2024 EUR (€)	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 EUR (€)	Mar. 08, 2023 USD ($)	Mar. 08, 2023 EUR (€)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 18, 2024 USD ($) shares	Dec. 18, 2024 EUR (€) € / shares shares	Jan. 25, 2024 USD ($) shares	Jan. 25, 2024 EUR (€) € / shares shares	Apr. 17, 2023 EUR (€) € / shares shares	Dec. 28, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Repaid of loan																$ 2,783	$ 2,598
Other current liabilities														$ 6,189		6,189			$ 6,369
Fair value of financial liabilities														$ 102,534		$ 102,534			114,660
Percentage of debt repayment terms														75.00%		75.00%		75.00%
Other financial income														$ 26	$ 0	$ 159	$ 0
Other financial expenses														(1)	$ 0	$ (305)
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants							$ 5,300
Number of warrants issued | shares							2,779,188																	2,779,188
Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants																						$ 3,500
Number of warrants issued | shares																						1,460,053	1,460,053
Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants																				$ 800
Number of warrants issued | shares																				611,426	611,426
European Investment Bank Loan - Tranche A [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate							8.00%																	8.00%
Financial liabilities at amortised cost | €																								€ 20,000,000
Transaction costs disbursed in cash							$ 300
Initial fair value of the loan							$ 16,200
Effective Interest Rate of Loan							13.40%	13.40%
Secured Borrowings | €								€ 20,000
European Investment Bank Loan - Tranche B [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate																						7.00%	7.00%
Financial liabilities at amortised cost | €																							€ 15,000,000
Initial fair value of the loan																						$ 12,800
Effective Interest Rate of Loan				11.40%
Secured Borrowings | €				€ 15,000
European Investment Bank Loan - Tranche C [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate																				6.00%	6.00%
Financial liabilities at amortised cost | €																					€ 5,000,000
Initial fair value of the loan																				$ 4,500
Effective Interest Rate of Loan		8.85%
Secured Borrowings | €		€ 5,000,000
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Guaranteed borrowing amount, percentage																90.00%
Current liability of loan														$ 1,300		$ 1,300
Secured Borrowings											$ 21,100	€ 18,500,000
State Guaranteed Loan [Member] | Contractual Repayment Schedule [Member]
Disclosure of offsetting of financial liabilities [line items]
Repaid of loan													$ 1,300
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate														0.31%		0.31%		0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate														3.35%		3.35%		3.35%
BPI Refundable Advance Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Non current liability of loan														$ 4,222		$ 4,222			4,042
Fair value of financial liabilities			$ 3,000
Terms of repayment									3 years	3 years
Annual rate of discounting									3.04%	3.04%
Expected amount of discounting adjustment									$ 1,200	€ 1,100,000
Amount to be repaid									$ 6,400	€ 5,600,000
Secured Borrowings			$ 2,100		$ 1,900	$ 900
Borrowing extended period	18 months
Other financial income																200
Other financial expenses																(300)
BPI Refundable Advance Agreement [Member] | Interest Rate, Measurement Input [Member]
Disclosure of offsetting of financial liabilities [line items]
Percentage of grant and refundable advance			8.7		15.2	16.1
European Investment Bank Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €																									€ 40,000,000
Non current liability of loan														48,442		48,442			47,175
European Investment Bank Loan [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability maturity							6 years	6 years
Exercise price | € / shares																								€ 1.92
European Investment Bank Loan [Member] | Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability maturity				6 years
Exercise price | € / shares																							€ 2.53
European Investment Bank Loan [Member] | Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability maturity		6 years
Exercise price | € / shares																					€ 1.7
Research Tax Credit Financings [Member]
Disclosure of offsetting of financial liabilities [line items]
Other current liabilities														$ 6,000		$ 6,000		€ 5,300,000	$ 6,200